Non-consolidated variable interest entities - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2013	Sep. 30, 2011
Variable Interest Entity
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement	$ 63.0	$ 57.0
PRLP 2011 Holding, LLC
Variable Interest Entity
Equity Method Investment Ownership Percentage	24.90%			24.90%
Cash Received From Investee				$ 48.0
PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity
Equity Method Investment Ownership Percentage			24.90%
Cash Received From Investee			$ 92.0
FNMA, GNMA, FHLMC VIE
Variable Interest Entity
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement	$ 9.9	$ 10.6